Financial Results Net (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
- Interest income	$ 790,000,000	$ 1,155,000,000	$ 177,000,000
Finance income	790,000,000	1,155,000,000	177,000,000
- Interest expense	(4,947,000,000)	(4,914,000,000)	(4,543,000,000)
- Others financial costs	(523,000,000)	(334,000,000)	(396,000,000)
Subtotal finance costs	5,470,000,000	5,248,000,000	4,939,000,000
Less: Capitalized finance costs	1,000,000	0	145,000,000
Finance costs	5,470,000,000	5,247,000,000	4,794,000,000
Foreing exchange, net	3,451,000,000	(7,011,000,000)	127,000,000
- Fair value gains of financial assets at fair value through profit or loss	(4,467,000,000)	(186,000,000)	(1,554,000,000)
- (Loss) / Gain from derivative financial instruments	(416,000,000)	(266,000,000)	836,000,000
- Gain from repurchase of non-convertible notes	61,000,000	(139,000,000)	(10,000,000)
Other financial results	7,441,000,000	(6,952,000,000)	2,527,000,000
- Inflation adjustment	1,555,000,000	(115,000,000)	(689,000,000)
Total financial results, net	$ 4,316,000,000	$ (11,159,000,000)	$ (2,779,000,000)